Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current income tax receivable
Current income tax receivable	£ 5,143	£ 9,822
Deferred tax asset
Deferred tax asset	34	44
U.K. [member]
Current income tax receivable
Current income tax receivable	5,140	9,818
U.S. [member]
Current income tax receivable
Current income tax receivable	3	4
Deferred tax asset
Deferred tax asset	£ 34	£ 44